Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST II
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
CLEARBRIDGE FOCUS VALUE ESG ETF (the “Fund”)
Effective March 1, 2024, the Board of Trustees of the Fund approved a management fee reduction for the Fund. The Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b-1) fees	0.00
Other expenses	None
Acquired fund fees and expenses	0.01
Total annual fund operating expenses[2]	0.48
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

2.
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

CLEARBRIDGE FOCUS VALUE ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST II
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
CLEARBRIDGE FOCUS VALUE ESG ETF (the “Fund”)
Effective March 1, 2024, the Board of Trustees of the Fund approved a management fee reduction for the Fund. The Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b-1) fees	0.00
Other expenses	None
Acquired fund fees and expenses	0.01
Total annual fund operating expenses[2]	0.48
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

2.
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
CLEARBRIDGE FOCUS VALUE ESG ETF | CLEARBRIDGE FOCUS VALUE ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	154
5 Years	rr_ExpenseExampleNoRedemptionYear05	269
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 604

[1]	Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.